SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Feb. 29, 2024 USD ($) vessel	Jan. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2024 vessel	Dec. 31, 2023 USD ($) vessel	Feb. 28, 2024 $ / shares	Aug. 31, 2021 USD ($)
Subsequent Event [Line Items]
Number of newbuildings acquired					6
Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Variable interest rate					0.261%
Kamsarmax
Subsequent Event [Line Items]
Number of newbuildings acquired			4		6
Kamsarmax | Forecast
Subsequent Event [Line Items]
Number of newbuildings acquired		4		3
Sale-leaseback
Subsequent Event [Line Items]
Principal amount | $			$ 85.0		$ 85.0		$ 260.0
Tenor term			10 years
Sale-leaseback | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Variable interest rate			1.85%
Subsequent Event
Subsequent Event [Line Items]
Dividends payable (in USD per share) | $ / shares						$ 0.30
Subsequent Event | Kamsarmax
Subsequent Event [Line Items]
Number of newbuildings acquired		1
Subsequent Event | Panamax Vessel
Subsequent Event [Line Items]
Number of newbuildings acquired		1
Subsequent Event | Sale-leaseback
Subsequent Event [Line Items]
Proceeds from lines of credit | $		$ 20.0
Subsequent Event | $360 M Term Loan Facility
Subsequent Event [Line Items]
Principal amount | $	$ 360.0
Number of vessels financed	20
Tenor term	5 years
Adjusted profile term	20 years
Subsequent Event | $360 M Term Loan Facility | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Variable interest rate	1.75%
Subsequent Event | $360 M Term Loan Facility | Secured Overnight Financing Rate, Emission Performance Adjustment
Subsequent Event [Line Items]
Variable interest rate	0.05%
Subsequent Event | $180.0 M Term Loan Facility
Subsequent Event [Line Items]
Principal amount | $	$ 180.0
Number of vessels financed	6
Tenor term	5 years
Adjusted profile term	20 years
Subsequent Event | $180.0 M Term Loan Facility | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Variable interest rate	1.60%